EARNINGS (LOSS) PER COMMON SHARE - Earnings Attributable to Common Shareholders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Earnings (loss)	$ 1,242	$ (316)
Dividends on preferred shares	(135)	(148)
Cumulative dividends on preferred shares, not yet declared	(9)	(12)
Basic and diluted earnings (loss) attributable to common shareholders	$ 1,098	$ (476)